Note 9 - Derivatives - Note Conversion Feature (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Derivative Instruments [Table Text Block]
Fair value at December 31, 2013	$658,453
Decrease in value	(236,031)
Addition	173,167
Reclassification from liability to equity as a result of note conversions	(47,635)
Fair value at March 31, 2014	$547,954

Fair value at December 31, 2011	$442,311
Decrease in value	(131,397)
Addition	952,214
Reclassification from liability to equity as a result of note conversions and repayment	(898,326)
Fair value at December 31, 2012	364,802
Decrease in value	(304,994)
Addition	674,167
Reclassification from liability to equity as a result of note conversions and repayment	(75,522)
Fair value at December 31, 2013	$658,453

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
	March 31, 2014	December 31, 2013
Risk free interest rate	0.13%	0.13%
Expected life (years)	0.00 to 0.72	0.07 to 0.7
Dividend Yield	0%	0%
Volatility	224% to 273%	256% to 394%
Variant issuance dates during the three months ended March 31, 2014
Risk free interest rate	0.12% to 0.13%
Expected life (years)	0.45 to 0.76
Dividend Yield	0
Volatility	250% to 264%

	December 31,
	2013			2012
Risk free interest rate		0.13%		0.11%	to	0.16%
Expected life (years)	0.07	to	0.7	0.01	to	2.1
Dividend Yield		0%			0%
Volatility	256%	to	394%	130%	to	219%
	Variant issuance date during years ended December 31,
	2013			2012
Risk free interest rate	0.10	to	0.15%	0.10	to	0.12%
Expected life (years)	0.50	to	0.99	0.23	to	2.1
Dividend Yield		0%			0%
Volatility	213%	to	293%	130%	to	156%